Regulatory Matters (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
Actual and required capital levels at December 31, 2017 and 2016 are presented below (dollars in thousands):

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2017
SmartFinancial, Inc.
Total Capital (to Risk-Weighted Assets)	$163,683	10.98%	$119,257	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	157,823	10.59%	89,442	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	157,823	10.59%	67,082	4.50%
Tier 1 Capital (to Average Assets)	157,823	10.78%	58,562	4.00%

SmartBank
Total Capital (to Risk-Weighted Assets)	$168,148	11.29%	$119,111	8.00%	$148,889	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	162,288	10.90%	89,333	6.00%	119,111	8.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	162,288	10.90%	67,000	4.50%	96,778	6.50%
Tier 1 Capital (to Average Assets)	162,288	11.26%	57,656	4.00%	72,070	5.00%
 (1) The prompt corrective action provisions are applicable at the Bank level only.

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
SmartFinancial, Inc.
Total Capital (to Risk-Weighted Assets)	$105,756	11.99%	$70,553	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	100,651	11.42%	52,915	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	88,651	10.05%	39,686	4.50%
Tier 1 Capital (to Average Assets)	100,651	9.81%	41,052	4.00%

SmartBank
Total Capital (to Risk-Weighted Assets)	$104,705	11.88%	$70,535	8.00%	$88,169	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	99,600	11.30%	52,901	6.00%	70,535	8.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	99,600	11.30%	39,676	4.50%	57,310	6.50%
Tier 1 Capital (to Average Assets)	99,600	9.71%	41,041	4.00%	51,301	5.00%
 (1) The prompt corrective action provisions are applicable at the Bank level only.